Business - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business [Line Items]
Accumulated deficit	$ (574,801)	$ (470,173)
Shareholders' deficit	(31,729)	93,730	$ 194,236	$ 247,574
Cash and cash equivalents	$ 246,078	$ 334,430	$ 309,187
Covid -19 [Member]
Business [Line Items]
Percentage of decrease in revenue		75.00%
Percentage of increase in revenue	146.00%
Accumulated deficit	$ 574,801
Shareholders' deficit	31,729
Cash and cash equivalents	$ 246,078